Schedule of investments

Delaware Limited Duration Bond Fund December 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Security – 1.37%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K734 A1 3.139% 6/25/25 ◆	2,971,263	$3,086,959
Total Agency Commercial Mortgage-Backed Security (cost $3,030,685)		3,086,959

Agency Mortgage-Backed Securities – 17.69%
Fannie Mae S. F. 30 yr
4.50% 1/1/43	2,318,061	2,514,355
4.50% 2/1/44	1,754,709	1,944,919
4.50% 4/1/44	2,040,984	2,262,481
4.50% 11/1/44	2,209,654	2,435,564
4.50% 10/1/45	5,144,759	5,602,305
4.50% 5/1/48	2,471,909	2,611,283
5.00% 5/1/48	3,749,142	4,014,769
5.50% 5/1/44	1,909,433	2,144,269
Freddie Mac S. F. 30 yr
4.00% 9/1/49	3,470,655	3,712,077
4.50% 7/1/45	434,922	472,502
4.50% 4/1/49	2,996,548	3,161,238
5.00% 7/1/45	5,128,464	5,651,023
5.00% 8/1/48	3,115,083	3,333,264
Total Agency Mortgage-Backed Securities (cost $39,915,544)		39,860,049

Corporate Bonds – 39.94%
Banking - 15.07%
Banco Santander 3.50% 4/11/22	1,200,000	1,232,640
Bank of America
2.456% 10/22/25 µ	210,000	211,350
2.936% (LIBOR03M + 1.00%) 4/24/23 •	565,000	571,489
3.458% 3/15/25 µ	725,000	757,214
5.625% 7/1/20	520,000	529,586
Citizens Financial Group 2.85% 7/27/26	920,000	937,089
Credit Suisse Group 144A 2.593% 9/11/25 #µ	255,000	255,883
DNB Boligkreditt 144A 2.50% 3/28/22 #	4,500,000	4,561,217
Fifth Third Bancorp
2.375% 1/28/25	280,000	280,380
3.65% 1/25/24	920,000	969,984
Goldman Sachs Group 5.75% 1/24/22	4,000,000	4,293,626
Huntington National Bank
2.50% 8/7/22	285,000	288,114
3.125% 4/1/22	910,000	930,266
JPMorgan Chase & Co. 4.023% 12/5/24 µ	3,410,000	3,636,257

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Schedule of investments

Delaware Limited Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
KeyBank
2.40% 6/9/22	250,000	$252,589
3.18% 5/22/22	655,000	668,159
Morgan Stanley
3.124% (LIBOR03M + 1.22%) 5/8/24 •	1,290,000	1,313,691
3.737% 4/24/24 µ	350,000	365,792
5.00% 11/24/25	100,000	112,633
5.50% 1/26/20	1,875,000	1,879,013
PNC Bank
2.201% (LIBOR03M + 0.31%) 6/10/21 •	3,120,000	3,121,492
2.70% 11/1/22	150,000	152,859
PNC Financial Services Group 2.60% 7/23/26	300,000	304,015
Regions Financial
2.75% 8/14/22	300,000	305,371
3.80% 8/14/23	235,000	248,762
Truist Bank 2.636% 9/17/29 µ	450,000	449,822
Truist Financial
2.70% 1/27/22	1,650,000	1,672,531
3.75% 12/6/23	565,000	598,978
UBS Group
144A 2.65% 2/1/22 #	580,000	585,909
144A 3.00% 4/15/21 #	1,605,000	1,626,466
US Bank
2.05% 10/23/20	265,000	265,361
3.40% 7/24/23	250,000	261,158
Zions Bancorp 3.35% 3/4/22	300,000	307,799
		33,947,495
Basic Industry - 1.55%
Georgia-Pacific 144A 5.40% 11/1/20 #	3,402,000	3,496,715
		3,496,715
Capital Goods - 1.77%
General Electric 2.271% (LIBOR03M + 0.38%) 5/5/26 •	225,000	213,854
L3Harris Technologies 144A 3.85% 6/15/23 #	225,000	237,038
Roper Technologies 2.35% 9/15/24	2,050,000	2,062,136
United Technologies 2.30% 5/4/22	1,455,000	1,466,398
		3,979,426
Communications - 3.58%
AT&T
3.067% (LIBOR03M + 1.18%) 6/12/24 •	1,295,000	1,318,317
4.35% 3/1/29	70,000	77,836
4.50% 3/9/48	185,000	204,442
Comcast 2.631% (LIBOR03M + 0.63%) 4/15/24 •	1,485,000	1,500,849

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(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Crown Castle International 5.25% 1/15/23	435,000	$472,599
Fox 144A 4.03% 1/25/24 #	3,840,000	4,093,764
T-Mobile USA Escrow=†	50,000	0
Vodafone Group 4.875% 6/19/49	130,000	150,916
Walt Disney 1.75% 8/30/24	255,000	252,766
		8,071,489
Consumer Cyclical - 1.11%
Daimler Finance North America 144A 3.35% 2/22/23 #	380,000	390,804
Ford Motor Credit 3.336% 3/18/21	525,000	528,970
General Motors Financial
3.45% 4/10/22	960,000	981,870
4.15% 6/19/23	575,000	605,057
		2,506,701
Consumer Non-Cyclical - 3.69%
AbbVie
144A 2.60% 11/21/24 #	315,000	317,159
144A 2.95% 11/21/26 #	370,000	376,103
Alcon Finance 144A 2.75% 9/23/26 #	2,940,000	2,995,630
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	3,125,000	3,401,886
CVS Health 3.35% 3/9/21	635,000	645,561
Keurig Dr Pepper 3.551% 5/25/21	575,000	587,351
		8,323,690
Electric - 4.21%
AEP Texas 2.40% 10/1/22	1,555,000	1,569,205
Cleveland Electric Illuminating 5.50% 8/15/24	1,150,000	1,314,568
Duke Energy
1.80% 9/1/21	845,000	844,236
4.875%µy	460,000	483,080
Entergy 4.00% 7/15/22	845,000	881,966
Entergy Louisiana 4.05% 9/1/23	905,000	962,225
ITC Holdings 2.70% 11/15/22	1,975,000	1,999,791
NRG Energy 144A 3.75% 6/15/24 #	690,000	713,472
Vistra Operations 144A 3.55% 7/15/24 #	705,000	714,301
		9,482,844
Energy - 4.03%
Continental Resources 3.80% 6/1/24	505,000	522,399
Energy Transfer Operating 7.50% 10/15/20	3,781,000	3,929,896
Exxon Mobil 2.019% 8/16/24	300,000	300,946
Marathon Oil 2.80% 11/1/22	545,000	554,067
Occidental Petroleum
2.90% 8/15/24	380,000	386,278
3.50% 8/15/29	210,000	214,250

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Schedule of investments

Delaware Limited Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
ONEOK 7.50% 9/1/23	1,330,000	$1,552,369
Sabine Pass Liquefaction 5.75% 5/15/24	585,000	652,544
Schlumberger Holdings 144A 3.75% 5/1/24 #	930,000	979,912
		9,092,661
Finance Companies - 3.39%
AerCap Ireland Capital 3.65% 7/21/27	2,655,000	2,735,088
Aviation Capital Group 144A 2.875% 1/20/22 #	485,000	488,450
Avolon Holdings Funding 144A 3.95% 7/1/24 #	3,285,000	3,427,405
International Lease Finance 8.625% 1/15/22	870,000	978,850
		7,629,793
Insurance - 0.54%
AXA Equitable Holdings 3.90% 4/20/23	465,000	487,287
UnitedHealth Group 2.375% 8/15/24	710,000	719,240
		1,206,527
Technology - 1.00%
Global Payments 2.65% 2/15/25	430,000	432,042
Intel 3.25% 11/15/49	195,000	196,442
International Business Machines 3.00% 5/15/24	390,000	404,099
Microchip Technology
3.922% 6/1/21	145,000	148,306
4.333% 6/1/23	615,000	649,801
Micron Technology 4.975% 2/6/26	390,000	432,945
		2,263,635
Total Corporate Bonds (cost $89,996,649)		90,000,976

Non-Agency Asset-Backed Securities – 26.15%
American Express Credit Account Master Trust
Series 2019-4 A 1.98% (LIBOR01M + 0.24%) 4/15/24 •	2,000,000	2,002,169
Americredit Automobile Receivables Trust
Series 2019-1 B 3.13% 2/18/25	1,200,000	1,221,264
ARI Fleet Lease Trust
Series 2019-A A2B 144A 2.22% (LIBOR01M + 0.48%)
11/15/27 #•	4,890,000	4,894,808
BMW Vehicle Lease Trust
Series 2018-1 A3 3.26% 7/20/21	900,000	908,167
CarMax Auto Owner Trust
Series 2018-2 B 3.37% 10/16/23	1,850,000	1,894,620
Series 2019-2 A3 2.68% 3/15/24	2,000,000	2,024,492
Chase Issuance Trust
Series 2018-A1 A1 1.94% (LIBOR01M + 0.20%)
4/17/23 •	4,000,000	4,003,990

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(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Citibank Credit Card Issuance Trust
Series 2018-A1 A1 2.49% 1/20/23	6,030,000	$6,071,092
Ford Credit Floorplan Master Owner Trust A
Series 2017-1 A2 2.16% (LIBOR01M + 0.42%)
5/15/22 •	2,000,000	2,001,632
GM Financial Automobile Leasing Trust
Series 2018-2 B 3.31% 4/20/22	1,400,000	1,410,708
Series 2018-3 A3 3.18% 6/21/21	3,250,000	3,266,069
Hertz Vehicle Financing II
Series 2017-1A A 144A 2.96% 10/25/21 #	2,500,000	2,512,708
Hyundai Auto Receivables Trust
Series 2019-B A2 1.93% 7/15/22	1,800,000	1,799,994
John Deere Owner Trust
Series 2019-A A3 2.91% 7/17/23	8,000,000	8,113,633
Kubota Credit Owner Trust
Series 2018-1A A3 144A 3.10% 8/15/22 #	3,600,000	3,641,705
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	2,000,000	2,001,223
Nissan Auto Receivables Owner Trust
Series 2019-B A3 2.50% 11/15/23	3,000,000	3,029,388
Tesla Auto Lease Trust
Series 2018-B A 144A 3.71% 8/20/21 #	4,112,788	4,166,107
Verizon Owner Trust
Series 2017-2A A 144A 1.92% 12/20/21 #	2,260,054	2,259,808
Series 2018-A A1A 3.23% 4/20/23	1,670,000	1,698,069
Total Non-Agency Asset-Backed Securities
(cost $58,450,695)		58,921,646

US Treasury Obligations – 5.50%
US Treasury Bond
2.375% 11/15/49	30,000	29,873
US Treasury Notes
1.50% 9/30/24	8,580,000	8,501,916
1.50% 11/30/24	3,285,000	3,255,728
1.625% 8/15/29	625,000	608,510
Total US Treasury Obligations (cost $12,412,901)		12,396,027

	Number of shares
Short-Term Investments – 9.00%
Money Market Mutual Funds - 0.28%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.52%)	127,373	127,372
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.49%)	127,373	127,372

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Schedule of investments

Delaware Limited Duration Bond Fund (Unaudited)

	Number of shares	Value (U. S. $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.51%)	127,373	$127,373
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.48%)	127,373	127,373
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	127,373	127,373
		636,863
	Principal amount°
US Treasury Obligation - 8.72%`
US Treasury Bill 1.25% 1/31/20	19,650,000	19,643,836
		19,643,836
Total Short-Term Investments (cost $20,281,202)		20,280,699

Total Value of Securities – 99.65%
(cost $224,087,676)		224,546,356
Receivables and Other Assets Net of Liabilities – 0.35%		782,258
Net Assets Applicable to 24,266,459 Shares Outstanding – 100.00%		$225,328,614

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Dec. 31, 2019, the aggregate value of Rule 144A securities was $42,735,364, which represents
18.97% of the Fund’s net assets.
◆ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.
`	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Dec. 31, 2019.
Rate will reset at a future date.
y No contractual maturity date.
†	Non-income producing security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Dec. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on

6 NQ-QLV [12/19] 2/20 (1081258)

(Unaudited)

current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
S.F. – Single Family
USD – US Dollar
yr – Year

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